Financial instruments risks - Position in Foreign Currency (Details) - ARS ($)	Dec. 31, 2024	Dec. 31, 2023
Total
ASSETS
Cash and cash equivalents	$ 2,345,962,528,000	$ 2,344,694,623,000
Financial assets at fair value through profit or loss - Debt securities	66,219,000	490,401,598,000
Other financial assets	112,204,432,000	175,727,166,000
Loans and advances	1,285,842,873,000	428,900,800,000
Financial assets at fair value through other comprehensive income - Debt securities	71,866,052,000	161,297,397,000
Financial assets at fair value through other comprehensive income - Equity instruments	770,488,000	941,205,000
TOTAL ASSETS	3,816,712,592,000	3,601,962,789,000
LIABILITIES
Deposits	3,595,692,416,000	2,791,388,887,000
Other financial liabilities	184,601,391,000	174,058,115,000
Bank loans	43,783,095,000	6,792,230,000
Other liabilities	77,399,790,000	134,777,707,000
TOTAL LIABILITIES	3,901,476,692,000	3,107,016,939,000
NET ASSETS / (LIABILITIES)	(84,764,100,000)	$ 494,945,850,000
US Dollar
ASSETS
Cash and cash equivalents	2,303,474,291,000
Financial assets at fair value through profit or loss - Debt securities	66,219,000
Other financial assets	112,107,856,000
Loans and advances	1,283,269,614,000
Financial assets at fair value through other comprehensive income - Debt securities	71,866,052,000
Financial assets at fair value through other comprehensive income - Equity instruments	735,975,000
TOTAL ASSETS	3,771,520,007,000
LIABILITIES
Deposits	3,565,638,416,000
Other financial liabilities	180,539,108,000
Bank loans	41,560,479,000
Other liabilities	44,784,051,000
TOTAL LIABILITIES	3,832,522,054,000
NET ASSETS / (LIABILITIES)	(61,002,047,000)
Euro
ASSETS
Cash and cash equivalents	39,071,194,000
Financial assets at fair value through profit or loss - Debt securities	0
Other financial assets	96,576,000
Loans and advances	2,573,259,000
Financial assets at fair value through other comprehensive income - Debt securities	0
Financial assets at fair value through other comprehensive income - Equity instruments	34,513,000
TOTAL ASSETS	41,775,542,000
LIABILITIES
Deposits	30,054,000,000
Other financial liabilities	3,059,414,000
Bank loans	2,222,616,000
Other liabilities	32,615,739,000
TOTAL LIABILITIES	67,951,769,000
NET ASSETS / (LIABILITIES)	(26,176,227,000)
Real
ASSETS
Cash and cash equivalents	664,039,000
Financial assets at fair value through profit or loss - Debt securities	0
Other financial assets	0
Loans and advances	0
Financial assets at fair value through other comprehensive income - Debt securities	0
Financial assets at fair value through other comprehensive income - Equity instruments	0
TOTAL ASSETS	664,039,000
LIABILITIES
Deposits	0
Other financial liabilities	0
Bank loans	0
Other liabilities	0
TOTAL LIABILITIES	0
NET ASSETS / (LIABILITIES)	664,039,000
Other
ASSETS
Cash and cash equivalents	2,753,004,000
Financial assets at fair value through profit or loss - Debt securities	0
Other financial assets	0
Loans and advances	0
Financial assets at fair value through other comprehensive income - Debt securities	0
Financial assets at fair value through other comprehensive income - Equity instruments	0
TOTAL ASSETS	2,753,004,000
LIABILITIES
Deposits	0
Other financial liabilities	1,002,869,000
Bank loans	0
Other liabilities	0
TOTAL LIABILITIES	1,002,869,000
NET ASSETS / (LIABILITIES)	$ 1,750,135,000